Condensed Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	$ 244,072	$ 202,127	$ 384,761	$ 255,523
Total assets	6,853,861	5,492,157
Accrued expenses and other payables	749,388	751,272
Borrowings	1,234,072	910,464
RMB-denominated US$-settled senior notes, less debt discount	258,827	0
Total equity	609,916	1,019,240
Parent Company
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	7,129	8,656	630	167
Due from other affiliates	25,775	0
Due from subsidiaries	85,400	31,885
Prepaid expense	0	238
Other receivables	250	877
Investment in subsidiaries	1,599,919	1,629,564
Debt issuance costs	5,598	4,300
Total assets	1,724,071	1,675,520
Accrued expenses and other payables	13,685	7,648
Borrowings	29,800	0
RMB-denominated US$-settled senior notes, less debt discount	258,827	0
Due to subsidiaries	786,338	256,749
Deferred revenue	1,772	1,780
Convertible senior notes	23,733	390,103
Total equity	609,916	1,019,240
Total liabilities and equity	$ 1,724,071	$ 1,675,520